Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Current assets [Abstract]
Schedule of other current assets

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Interest receivable	8,386	3,979
Prepaid expenses and vendor downpayments	5,164	3,832
Due from Government institutions and income tax receivables	3,690	2,598
Other	2,308	747

	19,548	11,156